DEBT - 2015 Norwegian Bonds (Details) - 2015 Norwegian Bonds - Extended Bonds - USD ($)	1 Months Ended
	May 31, 2015	May 30, 2015
Debt Instrument [Line Items]
Face amount of debt instrument		$ 150,000,000
Debt instrument term (in years)	5 years
Margin on LIBOR	4.40%
Interest Rate Swap
Debt Instrument [Line Items]
All-in fixed interest rate		6.275%